Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Liquidity position (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Available undrawn amount of credit facilities	€ 6,218
Investments at fair value	4,696
Cash	2,462
Cash equivalents	3,651
Liquidity position	€ 17,027